INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2023	2022

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom*	Russia	Operating	—%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	100.0%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	100.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* Until the date of sale of Russia on October 9, 2023, the Group had concluded that it controls VimpelCom, see ‘Significant accounting judgements’ below for further details.
** Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, VEON assessed whether the court order and subsequent motions result in an event that VEON has lost control over Kyivstar and concluded that, under the requirements of relevant reporting standards, VEON continues to control Kyivstar and as such, will continue to consolidate Kyivstar in these financial statements.
Certain of the Group’s subsidiaries are subject to restrictions that impact their ability to distribute dividends. For example, the Group faces certain restrictions from paying dividends where it is subject to withholding tax, primarily in Pakistan, Kazakhstan and Uzbekistan. The total amount of dividend restrictions amounts to US$254 (2022: US$229).

MATERIAL PARTLY-OWNED SUBSIDIARIES

Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2023	2022	2023	2022	2023	2022

LLP “KaR-Tel” (“KaR-Tel”)	25.0%	25.0%	94	85	50	31
Omnium Telecom Algérie S.p.A. (“OTA”)	—%	—%	—	—	—	21

The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 is detailed below.
Summarized income statement

	KaR-Tel
	2023	2022	2021

Operating revenue	692	571	529
Operating expenses	(423)	(403)	(370)
Other (expenses) / income	(11)	(12)	(9)
Profit / (loss) before tax	258	156	150
Income tax expense	(57)	(33)	(32)
Profit / (loss) for the year	201	123	118

Total comprehensive income / (loss)	201	123	118
Attributed to NCIs	50	31	29

Summarized statement of financial position

	KaR-Tel
	2023	2022

Property and equipment	455	327
Intangible assets	188	178
Other non-current assets	37	39
Trade and other receivables	39	34
Cash and cash equivalents	68	43
Other current assets	24	27
Debt and derivatives	(210)	(97)
Provisions	(10)	(9)
Other liabilities	(216)	(204)

Total equity	375	338

Attributed to:
Equity holders of the parent	281	253
Non-controlling interests	94	85

Summarized statement of cash flows

	KaR-Tel
	2023	2022	2021

Net operating cash flows	308	243	231
Net investing cash flows	(117)	(127)	(106)
Net financing cash flows	(166)	(117)	(114)
Net foreign exchange difference	—	(3)	(1)
Net increase / (decrease) in cash equivalents	25	(4)	10

SIGNIFICANT ACCOUNTING JUDGEMENTS
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgement is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.